Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Summary of Trade Payables and Other Current Liabilities

Trade payables and other current liabilities are detailed as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Trade payables	164,787	118,740
Payables to social security institutions	6,362	5,651
Payables to personnel	32,772	25,868
VAT Payables	5,195	583
Other tax payables	3,181	—
Accrued Income and Prepayments	8,222	3,509
Other current liabilities	10,081	8,655
Total trade payables and other current liabilities	230,600	163,006